Income Tax - Summary of Deferred Tax Assets (Detail) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021
Statements [Line Items]
Deferred tax assets	€ 0	€ 0
Deferred tax liabilities	0	0
Intangible assets [Member]
Statements [Line Items]
Deferred tax assets	10,328	1,288
Deferred tax liabilities	0	0
Right-of-use assets [Member]
Statements [Line Items]
Deferred tax assets	0	0
Deferred tax liabilities	(3,239)	(2,629)
Deferred revenue [Member]
Statements [Line Items]
Deferred tax assets	0	0
Deferred tax liabilities	(23,133)	0
Other assets [member]
Statements [Line Items]
Deferred tax assets	1,964	0
Deferred tax liabilities	(947)	0
Lease liabilities [Member]
Statements [Line Items]
Deferred tax assets	3,560	2,627
Deferred tax liabilities	0	0
Deferred expenses [Member]
Statements [Line Items]
Deferred tax assets	0	12
Deferred tax liabilities	0	0
Recognition of tax losses carried forward [Member]
Statements [Line Items]
Deferred tax assets	11,467	0
Deferred tax liabilities	0	0
Recognized [Member]
Statements [Line Items]
Deferred tax assets	27,319	3,927
Recognized [Member]
Statements [Line Items]
Deferred tax liabilities	(27,319)	(2,629)
Netting [Member]
Statements [Line Items]
Deferred tax assets netting	(27,319)	(2,629)
Netting [Member]
Statements [Line Items]
Deferred tax liabilities netting	27,319	2,629
Non-recognition of deferred tax assets on temporary differences [Member]
Statements [Line Items]
Deferred tax assets	0	(1,298)
Deferred tax liabilities	€ 0	€ 0